Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2018	2017	2016
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Loyalty Limited	Former Vessel-Owning Company(1)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Former Vessel-Owning Company(2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Paxos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company(6)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Schinousa Shipping Corporation	Former Vessel-Owning Company(7)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kerkyra Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 - 3/29 & 12/14-12/31	1/1 - 12/31	1/1 - 12/31
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Agistri Shipping Corporation	Operating Subsidiary	Malta	1/23 - 12/31	—	—
Olivia Enterprises Corp.	Vessel-Owning Company(9)	Marshall Is.	7/3 – 12/31	—	—
Cyrus Investments Corp.	Vessel-Owning Company(9)	Marshall Is.	7/3 – 12/31	—	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	12/14-12/31	—	—
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	12/14-12/31	—	—
Navios Maritime Midstream Partners Finance (US) Inc.	Co-borrower	Delaware	12/14-12/31	—	—
Shinyo Ocean Limited	Vessel-Owning Company(10)	Hong Kong	12/14-12/31	—	—
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	12/14-12/31	—	—
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	12/14-12/31	—	—
Shinyo Dream Limited	Vessel-Owning Company	Hong Kong	12/14-12/31	—	—
Sikinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	12/14-12/31	—	—
NMA Sub LLC	Wholly-owned subsidiary (11)	Marshall Is.	10/4-12/13	—	—

(1)     Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.

(2)     Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.

(3) Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary on March 29, 2018.

(4)     Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.

(5)     Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.

(6)     Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.

(7)     Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.

(8)     Currently, vessel-operating company under a sale and leaseback transaction.

(9)     Bareboat chartered-in vessels with purchase option, to be delivered in the third and fourth quarter of 2020.

(10)   In March 2019, the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt was involved in a collision incident. The Company maintains insurance coverage for such types of events (subject to applicable deductibles and other customary limitations).

(11)   Merger subsidiary which merged with and into Navios Midstream, with Navios Midstream surviving as a wholly owned subsidiary of Navios Acquisition in accordance with the Merger Agreement.

Reconciliation of cash, cash equivalents and restricted cash

Reconciliation of cash, cash equivalents and restricted cash:	December 31, 2018	December 31, 2017
Current assets:
Cash and cash equivalents	$44,009	$81,151
Restricted cash	2,600	5,307
Total cash, cash equivalents and restricted cash	$46,609	$86,458

Options to extend or terminate a lease
Vessel	Option
Nave Bellatrix	Charterer’s option to extend the charter for six months at $11,850 net per day plus profit sharing arrangements.

Nave Orbit	Charterer’s option to extend the charter for six months at $12,750 net per day plus profit sharing arrangements.

Nave Dorado	Charterer's option to extend the charter for six months at $13,331 net per day.

Nave Buena Suerte, Nave Quasar	Charterer’s option to extend the charter for one year at $20,475 net per day.

Nave Estella	Charterer’s option to extend the charter for one year at $14,625 net per day.

Shinyo Saowalak, Shinyo Kieran	Charterer’s option to extend the charter for one year at $15,159 net per day.
TBN	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.